Accounting Policies, by Policy (Policies)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of presentation

Basis of presentation

Basis of Presentation.    These Condensed Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in these interim financial statements. Accordingly, these Financial Statements should be read in conjunction with our annual financial statements as of and for the year ended December 31, 2020.

In our opinion, the Financial Statements have been prepared on the same basis as the annual financial statements and include all adjustments, consisting of only normal recurring adjustments, necessary for fair presentation. Certain immaterial prior period amounts, specifically warrant remeasurement, has been reclassified to conform to current period presentation. The results of operations for the three and nine months ended September 30, 2021, are not necessarily indicative of the results of operations to be expected for the full year ended December 31, 2021. All dollar amounts (other than per share amounts) in the following disclosures are in thousands of United States dollars, unless otherwise indicated.

Basis of Presentation. Our Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Accounting standards

Accounting standards

The following table provides a brief description of recent accounting standards updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that could have a material effect on our Financial Statements:

Standards adopted

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

The standard simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities.

		January 2021	The adoption of ASU No. 2019-12 did not have a material impact on our Financial Statements.

Standards not yet adopted

Standard	Description	Effective Date	Effect on the Financial Statements or Other Significant Matters
ASU No. 2020-06, Debt with Conversion and Other Options	This standard simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity	January 2022	We are currently evaluating ASU No. 2020-06 noting that we have not determined the full impact of adoption of ASU 2020-06 on our Financial Statements.
ASU No. 2021-04, Modification of equity-classified written call options

This standard requires the issuer to treat a modification of an equity-classified warrant that does not cause the warrant to become liability-classified as an exchange of the original warrant for a new warrant.

		January 2022	We are currently evaluating ASU No. 2021-04 noting that we have not determined the full impact of adoption of ASU 2021-04 on our Financial Statements.

Investments in Available-for-Sale Securities

Investments in Available-for-Sale Securities

Management classifies investments in fixed maturity securities at the acquisition date and reevaluates the classification at each balance sheet date. Held-to-maturity investments are carried at amortized cost, reflecting the ability and intent to hold the securities to maturity. Trading investments are securities acquired with the intent to sell in the near term and are carried at fair value with changes in fair value reported in earnings. All other fixed maturity securities are classified as available-for-sale and are carried at fair value with net unrealized gains or losses related to non-credit factors reported as a component of accumulated other comprehensive loss. As of September 30, 2021, all investments in fixed maturities were classified as available-for-sale. The difference between the original cost and maturity value of a fixed maturity security is amortized to earnings using the interest method.

The Company reviews its available-for-sale securities portfolio for impairment and determines if impairment is related to credit loss or non-credit loss. In making the assessment of whether a loss is from credit or other factors, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost basis, a credit loss exists and an allowance is created, limited by the amount that the fair value is less than the amortized cost basis. Subsequent activity related to the credit loss component (e.g. write-offs, recoveries) is recognized as part of the allowance for credit losses on available-for-sale securities.

For the nine months ended September 30, 2021, no credit losses were recognized on available-for-sale securities.

Investment in Point Load Power, Inc. (“PLP”)

Investment in Point Load Power, Inc. (“PLP”)

PLP is a variable interest entity in which we have a variable interest in the form of less than 50% equity ownership and has been winding down its operations since late 2020. We have concluded that we are not closely associated with PLP, and PLP’s other variable interest holders are not under our common control. Additionally, based on PLP’s purpose, design, and its contractual arrangements, substantially all PLP’s business activities do not involve, nor are they substantially conducted on behalf of us. Accordingly, we are not PLP’s primary beneficiary, and therefore have not consolidated PLP within our Condensed Financial Statements. The carrying value of our investment in PLP was zero as of September 30, 2021 and December 31, 2020 and we have no obligations to fund any of PLP’s remaining operations.

Correction of immaterial errors

Correction of immaterial errors

Subsequent to issuing the Condensed Consolidated Financial Statements as of June 30, 2021 and March 31, 2021, management identified immaterial errors related to accrued payroll and revenue recognized for our Engineering & Design (“E&D”) services contract. These errors resulted in the overstatement of net losses reported for the three and six months ended June 30, 2021 and the three months ended March 31, 2021.

In our accrual of payroll at June 30, 2021 and March 31, 2021, we incorrectly over accrued payroll costs due to a miscalculation of days to be accrued resulting in an overstatement of accrued payroll and selling, general and administrative expense.

Additionally, in our analysis of costs incurred for our E&D services contract and determination of revenue to be recognized, we identified errors for the three and six months ended June 30, 2021, and three months ended March 31, 2021 due to incorrect identification and classification of costs. These errors resulted in an overstatement of contract liabilities with an understatement of revenues in addition to an understatement of cost of sales and overstatement of research and development expense.

We previously revised revenue recognition for the three months ended March 31, 2021 resulting in a reduction of revenue and cost of sales of $0.2 million with increases to contract liabilities and research and development expense. This amount is included in the revisions summarized below.

Based on evaluation of the errors, management has concluded that the prior period errors were immaterial to the previously issued financial statements. As such, management has elected to correct the identified, immaterial errors in the prior periods. In doing so, balances in these Condensed Consolidated Financial Statements have been adjusted to reflect the correction in the proper periods. Future financial statements that include prior periods will be corrected, as needed, when issued.

The effects of correcting the immaterial errors in our previously filed Condensed Consolidated Financial Statements are as follows:

Condensed Consolidated Balance Sheets (amounts in thousands)

	As of June 30, 2021			As of March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Total assets	$101,838	$—	$101,838	$92,229	$—	$92,229
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Accrued expenses and other current liabilities(1)	2,663	(271)	2,392	997	(191)	806
Total current liabilities	6,466	(546)	5,920	4,019	(116)	3,903
Accumulated deficit	(90,107)	546	(89,561)	(33,344)	116	(33,228)
Total shareholders’ deficit	(87,986)	546	(87,440)	(31,591)	116	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$101,838	$—	$101,838	$92,229	$—	$92,229

____________

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Condensed Consolidated Statements of Operations and Comprehensive Loss (amounts in thousands, except per share amounts)

	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Revenue	$687	$158	$845	$1,086	$275	$1,361
Cost of sales	687	158	845	1,086	275	$1,361
Gross profit	—	—	—	—	—	—

Selling, general and administrative	4,340	(80)	4,260	6,683	(271)	6,412
Research and development	2,823	(158)	2,665	4,548	(275)	4,273
Total operating expenses	7,163	(238)	6,925	11,231	(546)	10,685
Operating loss	$(7,163)	$238	$(6,925)	$(11,231)	$546	$(10,685)

Net loss	$(56,571)	$238	$(56,333)	$(60,935)	$546	$(60,389)
Total comprehensive loss	$(56,573)	$238	$(56,335)	$(60,949)	$546	$(60,403)

Loss per share – Basic	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
Loss per share – Diluted	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
	Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised
Revenue	$591	$(75)	$516
Cost of sales	591	(75)	516
Gross profit	—	—	—

Selling, general and administrative	2,343	(191)	2,152
Research and development	1,533	75	1,608
Total operating expenses	3,876	(116)	3,760
Operating loss	$(3,876)	$116	$(3,760)

Net loss	$(4,172)	$116	$(4,056)
Total comprehensive loss	$(4,184)	$116	$(4,068)

Loss per share – Basic	$(0.86)	$0.02	$(0.84)
Loss per share – Diluted	$(0.86)	$0.02	$(0.84)

The adjustments summarized above and below reduced the increases to Accumulated Deficit and Total Shareholders’ Deficit presented in the Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Deficit for the three months ended June 30, 2021 and March 31, 2021 by $0.2 million and $0.1 million, respectively.

Condensed Consolidated Statements of Cash Flows (amounts in thousands)

	Six Months Ended June 30, 2021			Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Net loss	$(60,935)	$546	$(60,389)	$(4,172)	$116	$(4,056)
Changes in asset and liabilities:
Accrued expenses and other current liabilities(1)	1,384	(271)	1,113	418	(191)	227
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Net cash used in operating activities	$(8,502)	$—	$(8,502)	$(625)	$—	$(625)

____________

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Athena Technology Acquisition Corp [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of presentation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to stockholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Net Income Per Common Share

Net Loss Per Common Share

Net loss per common share is computed by dividing net loss by the weighted average number of common stocks outstanding during the period, excluding common stocks subject to forfeiture by the Sponsor. Weighted average shares were reduced for the effect of an aggregate of 1,250,000 common stocks that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stocks and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Net Loss Per Common Share

Net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The Company has two classes of shares, Class A Common Stock and Class B Common Stock. Earnings and losses are shared pro rata between the two classes of shares.

The Company’s statement of operations includes a presentation of net loss per share for Class A and Class B common Stock. Net loss per share for Class A and Class B common stock, basic and diluted, is calculated by dividing the proportionate share of net loss by the weighted average number of shares outstanding for the period.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction.

The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The provision for income taxes was deemed to be immaterial for the period from December 8, 2020 (inception) through December 31, 2020.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. The deferred tax assets were deemed to be de minimis as of September 30, 2021 and December 31, 2020.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income tax examinations by major taxing authorities since inception. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The provision for income taxes was deemed to be de minimis for the nine months ended September 30, 2021.

Accounting standards

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The interim results for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Marketable Securities Held in Trust Account		Marketable Securities Held in Trust Account At September 30, 2021, substantially all of the assets held in the Trust Account were held in money market funds which invest in U.S. Treasury securities.
Warrant Liabilities

Warrant Liabilities

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 4, Note 5 and Note 9) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as derivative liabilities on the Condensed Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the Condensed Statement of Operations in the period of change.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Class A common stock were charged to stockholders’ equity upon the completion of the Initial Public Offering. Transaction costs amounted to $14,203,291, of which $566,948 were allocated to expense associated with the warrant liability.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

All of the 25,000,000 Class A Common Stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s second amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Accordingly, at September 30, 2021 and December 31, 2020, since all the shares of Class A common stock can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99, all shares of Class A common stock subject to redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed balance sheets, respectively.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.

Reconciliation of Net Income per Common Share

Reconciliation of Net Loss per Common Share

The Company’s net loss is adjusted for the portion of net loss that is allocable to each class of common stock. The allocable net loss is calculated by multiplying net loss by the ratio of weighted average number of shares outstanding attributable to Class A and Class B common stock to the total weighted average number of shares outstanding for the period. Accordingly, basic and diluted loss per common share is calculated as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Class A Common Stock
Numerator: Net loss allocable to Class A common stock
Net loss	$(5,763,793)	$(5,511,905)
Less: Allocation of net loss to Class B common stock	(1,440,948)	(1,753,788)
Proportionate share of net loss	$(4,322,845)	$(3,758,117)
Denominator: Weighted Average Class A Common Stock
Basic and diluted weighted average shares outstanding	25,700,000	18,357,143
Basic and diluted net loss per share	$(0.17)	$(0.20)

Class B Common Stock
Numerator: Net loss allocable to Class B common stock
Net loss	$(5,763,793)	$(5,511,905)
Less: Allocation of net loss to Class A common stock	(4,322,845)	(3,758,117)
Proportionate share of net loss	$(1,440,948)	$(1,753,788)
Weighted average shares outstanding, basic and diluted	8,566,667	8,566,667
Basic and diluted net loss per common share	$(0.17)	$(0.20)

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.